Consolidated Schedule of Investments (unaudited)	iShares® Bloomberg Roll Select Commodity Strategy ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

ABN AMRO Funding USA LLC, 4.50%, 02/06/23	$10,000	$9,992,510
Amcor Flexibles North America Inc.
4.61%, 02/03/23	4,044	4,042,446
4.72%, 02/07/23	1,000	999,082
American Electric Power Co. Inc., 4.71%, 02/07/23	5,000	4,995,421
American Honda Finance Corp.
4.94%, 04/10/23	5,000	4,953,090
4.99%, 04/18/23	3,000	2,969,283
AT&T Inc., 4.88%, 03/29/23	5,000	4,962,278
Barton Capital SA, 4.57%, 02/24/23	10,000	9,969,600
Bell Telephone Co. of Canada or Bell Canada, 4.59%, 02/13/23	6,480	6,469,281
Britannia Funding Co. LLC, 4.61%, 03/02/23	13,000	12,950,275
CenterPoint Energy Resources Corp., 4.77%, 02/23/23	5,000	4,984,820
Columbia Funding Co. LLC, 4.60%, 03/10/23	4,000	3,980,666
DBS Bank Ltd., 4.50%, 03/01/23	14,000	13,949,476
Dominion Energy Inc.
4.66%, 02/06/23	10,000	9,992,232
4.87%, 03/27/23	1,000	992,770
E.ON SE, 4.73%, 02/13/23	1,650	1,647,184
Enbridge U.S. Inc.
4.77%, 02/02/23	12,000	11,996,824
4.92%, 02/24/23	3,000	2,990,723
Enel Finance America LLC, 5.16%, 03/20/23	4,000	3,972,672
Engie SA, 4.66%, 03/08/23	1,880	1,871,281
Fidelity National Information Services Inc.
4.74%, 02/27/23	4,500	4,484,046
4.77%, 03/06/23	2,000	1,991,035
Glencove Funding LLC, 4.63%, 03/20/23	12,000	11,926,368
Lime Funding LLC, 4.61%, 03/10/23	6,000	5,970,936
Lloyds Bank PLC, 4.52%, 03/01/23	10,000	9,963,686
LMA-Americas LLC, 4.59%, 02/21/23	3,000	2,992,383
Longship Funding LLC, 4.50%, 02/06/23	3,000	2,997,753
Marriott International Inc.
5.32%, 02/22/23	1,610	1,605,511
5.34%, 03/01/23	903	899,622
Mitsubishi UFJ Trust & Banking Corp., 4.48%, 02/08/23	5,000	4,995,022
Mizuho Bank Ltd., 4.59%, 03/07/23	13,500	13,440,058
Mohawk Industries Inc., 4.57%, 02/02/23	6,000	5,998,478
NextEra Energy Capital Holdings Inc.
4.76%, 02/22/23	4,000	3,988,389

Security	Par/ Shares (000)	Value

4.80%, 03/06/23	$3,000	$2,986,448
Nutrien Ltd., 4.76%, 02/15/23	12,000	11,976,245
Prudential PLC, 4.32%, 02/01/23	3,000	2,999,640
Raytheon Technologies Corp., 4.71%, 02/07/23	5,000	4,995,421
Spire Inc.
4.60%, 02/03/23	12,000	11,995,404
4.74%, 02/16/23	2,000	1,995,792
TransCanada PipeLines Ltd., 4.77%, 02/24/23	7,000	6,977,810
Union Electric Co., 4.73%, 02/22/23	1,800	1,794,807
Victory Receivables Corp., 4.76%, 03/29/23	7,500	7,443,938

Total Commercial Paper — 73.6%
(Cost: $243,119,369)		243,100,706

U.S. Treasury Obligations
U.S. Treasury Bill
4.35%, 02/14/23(a)	15,000	14,976,776
4.49%, 02/21/23(a)	8,000	7,980,361
4.52%, 02/28/23(a)	15,000	14,949,994
4.64%, 04/20/23(a)	5,000	4,950,864

Total U.S. Treasury Obligations — 13.0%
(Cost: $42,859,207)		42,857,995

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(b)(c)	35,940	35,940,000

Total Money Market Funds — 10.9%
(Cost: $35,940,000)		35,940,000

Total Investments — 97.5%
(Cost: $321,918,576)		321,898,701

Other Assets Less Liabilities — 2.5%		8,099,401

Net Assets — 100.0%		$329,998,102

(a)	Rates are discount rates or a range of discount rates as of period end.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$34,050,000	$1,890,000	(a)	$—	$—	$—	$35,940,000	35,940	$425,045	$37

(a)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
January 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	11,249	03/15/23	$329,629	$(31,180)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Commercial Paper	$—	$243,100,706	$—	$243,100,706
U.S. Treasury Obligations	—	42,857,995	—	42,857,995
Short-Term Securities
Money Market Funds	35,940,000	—	—	35,940,000
	$35,940,000	$285,958,701	$—	$321,898,701
Derivative Financial Instruments(a)
Liabilities
Commodity Contracts.	$(31,180)	$—	$—	$(31,180)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2